Regulatory Matters - Schedule of Pending Rate Cases (Details) - Delmarva Power & Light Company [Member] - USD ($) $ in Millions	Jan. 24, 2022	Jan. 14, 2022	Dec. 23, 2021
Delaware 2022 Natural Gas Distribution Base Rate Case
Regulatory Matters Pending Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amount		$ 14
Public Utilities, Requested Return on Equity, Percentage		10.30%
Maryland 2021 Electric Distribution Base Rate Case
Regulatory Matters Pending Rate Cases [Line Items]
Public Utilities, Requested Rate Increase (Decrease), Amended, Amount	$ 13		$ 27
Public Utilities, Requested Return on Equity, Percentage	9.60%		10.10%